Formation and Business of the Company (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 07, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Preferred stock, par value	$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Net loss	$ (2,584)	$ (3,018)	$ (2,240)	$ (2,320)	$ (1,094)	$ (1,356)	$ (7,842)	$ (4,770)	$ (8,494)	$ (3,639)
Accumulated deficit	(27,388)						(27,388)		(19,546)	(11,052)
Net cash provided by used in Operating Activities							(6,692)	$ (2,852)	(5,612)	(3,027)
Cash and cash equivalents	$ 6,328						$ 6,328		$ 12,975	$ 1,044